UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09815

THE ARBITRAGE FUNDS
(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY		10010
(Address of principal executive offices)		(Zip code)

John S. Orrico Water Island Capital, LLC 41 Madison Avenue 42nd Floor New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-295-4485

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2017 - August 31, 2017

Item 1 — Schedule of Investments.

The Arbitrage Fund	Portfolio of Investments
August 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 94.89%
Advertising - 2.38%
Havas SA	4,086,685	$44,937,977

Aerospace & Defense - 0.85%
Zodiac Aerospace	552,429	15,983,927

Auto Parts & Equipment - 0.75%
Supreme Industries, Inc., Class A	674,000	14,113,560

Banks - 1.30%
MainSource Financial Group, Inc.	76,632	2,508,165
Park Sterling Corp.	1,617,016	18,385,472
Southwest Bancorp, Inc.(a)	148,931	3,760,508
		24,654,145
Biotechnology - 1.09%
Kite Pharma, Inc.(b)(c)	116,123	20,668,733

Chemicals - 2.01%
Monsanto Co.(a)(c)	325,163	38,109,104

Commercial Services - 10.04%
Advisory Board Co. (The)(b)	680,588	36,241,311
Albany Molecular Research, Inc.(a)(b)(d)	1,578,942	34,341,988
Neff Corp., Class A(a)(b)	432,787	10,798,036
Nord Anglia Education, Inc.(b)	200,078	6,502,535
PAREXEL International Corp.(a)(b)	1,105,513	97,163,538
Programmed Maintenance Services Ltd.	1,996,000	4,776,027
		189,823,435
Computers & Computer Services - 1.85%
Brocade Communications Systems, Inc.(a)	2,049,877	25,377,477
Sandvine Corp.	2,748,000	9,616,625
		34,994,102
Diversified Financial Services - 4.24%
Fortress Investment Group LLC, Class A MLP(a)	6,995,162	55,681,490
Worldpay Group Plc(e)	4,554,472	24,558,759
		80,240,249
Electric - 3.43%
Calpine Corp.(b)(c)	1,947,277	28,624,972
Westar Energy, Inc.(a)	708,068	36,330,969
		64,955,941
Food - 0.88%
Booker Group Plc	5,367,025	13,880,207
Tesco Plc(b)	1,220,697	2,855,478
		16,735,685
Forest Products & Paper - 0.45%
Tembec, Inc.(b)	2,320,900	8,493,704

Healthcare - Products - 9.00%
CR Bard, Inc.(a)	260,126	83,451,022

	Shares	Value
COMMON STOCKS - 94.89% (Continued)
Healthcare - Products - 9.00% (Continued)
Novadaq Technologies, Inc.(b)	2,004,982	$23,558,538
NxStage Medical, Inc.(b)(c)	641,901	17,973,228
VWR Corp.(a)(b)	1,370,485	45,253,415
		170,236,203
Healthcare - Services - 1.14%
Air Methods Corp.(b)(d)(f)	2,014,027	21,650,790

Insurance - 3.38%
Fidelity & Guaranty Life	305,600	9,550,000
Novae Group Plc	961,204	8,818,613
OneBeacon Insurance Group Ltd., Class A	250,000	4,555,000
State National Cos., Inc.	1,818,780	37,776,061
TOWER Ltd.(b)	4,900,000	3,148,788
		63,848,462
Internet - 2.40%
Bankrate, Inc.(a)(b)	1,124,573	15,575,336
WebMD Health Corp.(b)	448,827	29,820,066
		45,395,402
Leisure Time - 2.80%
ClubCorp Holdings, Inc.	3,116,725	52,984,325

Media - 7.81%
Scripps Networks Interactive, Inc., Class A	107,000	9,164,550
Sky Plc	499,463	6,174,383
Starz, Class A(b)(d)(f)	521,436	19,315,391
Time Warner, Inc.(a)(c)	905,159	91,511,575
Tribune Media Co., Class A(a)	537,207	21,525,884
		147,691,783
Oil & Gas - 1.30%
VTTI Energy Partners MLP	239,997	4,655,942
Western Refining Logistics LP	765,452	19,901,752
		24,557,694
Oil & Gas Services - 0.35%
Tesco Corp.(b)	1,497,814	6,590,382

Pharmaceuticals - 5.90%
Akorn, Inc.(a)(b)	1,257,744	41,379,777
Neuroderm Ltd.(b)	345,573	13,390,954
PharMerica Corp.(b)	650,519	19,125,259
VCA, Inc.(b)	404,932	37,642,479
		111,538,469
Pipelines - 0.67%
Veresen, Inc.	900,000	12,677,477

Real Estate - 0.25%
Global Logistic Properties Ltd.	1,988,000	4,750,264

	Shares	Value
COMMON STOCKS - 94.89% (Continued)
Real Estate Investment Trusts - 6.00%
DuPont Fabros Technology, Inc.(a)	249,105	$16,032,398
First Potomac Realty Trust(a)	850,000	9,460,500
Monogram Residential Trust, Inc.(a)	4,282,278	51,387,336
Parkway, Inc.	1,594,949	36,620,029
		113,500,263
Retail - 6.75%
HSN, Inc.(a)	411,865	15,115,446
Jimmy Choo Plc(b)	1,600,000	4,756,541
Staples, Inc.(a)	9,911,001	101,240,875
West Marine, Inc.	508,075	6,589,733
		127,702,595
Savings & Loans - 3.86%
Astoria Financial Corp.(a)	3,611,999	70,759,060
Bank Mutual Corp.(a)	245,921	2,250,177
		73,009,237
Semiconductors - 6.43%
IXYS Corp.(b)	305,192	7,019,416
NXP Semiconductors N.V.(b)(c)	1,013,800	114,518,848
		121,538,264
Software - 0.15%
Guidance Software, Inc.(b)	397,816	2,816,537

Telecommunications - 7.43%
General Communication, Inc., Class A(a)(b)	659,626	28,449,669
Level 3 Communications, Inc.(a)(b)	707,418	38,504,762
Lumos Networks Corp.(b)	217,919	3,918,184
ShoreTel, Inc.(b)	2,732,000	20,353,400
Straight Path Communications, Inc., Class B(b)	196,338	35,048,296
West Corp.	612,522	14,314,639
		140,588,950
TOTAL COMMON STOCKS (Cost $1,768,165,407)		1,794,787,659

RIGHTS - 0.15%
Casa Ley CVR, Expires 01/30/2018(b)(d)(f)	6,223,326	2,788,673
Chelsea Therapeutics CVR, Expires 03/31/2018(b)(d)(f)	2,389,273	—
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(b)(d)(f)	119,343	—
Media General, Inc. CVR(b)(d)(f)	613,589	14,634
PDC CVR(b)(d)(f)	6,223,326	—

TOTAL RIGHTS (Cost $6,513,955)		2,803,307

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.02%
Call Options Purchased - 0.01%
Discovery Communications, Inc.:
	09/2017	$25.00	$1,239,590	590	$1,475
	12/2017	25.00	1,239,590	590	14,750
NXP Semiconductors N.V.:
	10/2017	110.00	1,660,512	147	58,065
	12/2017	110.00	609,984	54	29,160
NxStage Medical, Inc.	09/2017	30.00	450,800	161	1,610
Whole Foods Market, Inc.	09/2017	44.00	—	368	0

TOTAL CALL OPTIONS PURCHASED (Cost $132,548)					105,060

Put Options Purchased - 0.01%
AT&T, Inc.	10/2017	37.00	5,671,444	1,514	124,148
Becton Dickinson and Co.	09/2017	175.00	1,116,864	56	420
Cabela’s, Inc.	09/2017	45.00	2,685,000	500	26,250
Kite Pharma, Inc.	11/2017	130.00	10,679,400	600	37,500
Monsanto Co.	01/2018	105.00	9,305,680	794	120,291

TOTAL PUT OPTIONS PURCHASED (Cost $664,559)					308,609

TOTAL PURCHASED OPTIONS (Cost $797,107)					413,669

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 12.86%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.911	%(g)	236,685,545	236,685,545
Time Deposit
State Street Bank Time Deposit			6,570,163	6,570,163

TOTAL SHORT-TERM INVESTMENTS (Cost $243,255,708)				243,255,708

Total Investments - 107.92% (Cost $2,018,732,177)				2,041,260,343

Liabilities in Excess of Other Assets - (7.92)%(h)				(149,867,265)

NET ASSETS - 100.00%				$1,891,393,078

Portfolio Footnotes

(a)                                 Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At August 31, 2017, the aggregate market value of those securities was $515,897,646, representing 27.28% of net assets.

(b)                                 Non-income-producing security.

(c)                                  Underlying security for a written/purchased call/put option.

(d)                                 Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2017, the total market value of these securities was $78,111,476, representing 4.13% of net assets.

(e)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2017, these securities had a total value of $24,558,759 or 1.30% of net assets.

(f)                                    Security considered illiquid. On August 31, 2017, the total market value of these securities was $43,769,488, representing 2.31% of net assets.

(g)                                 Rate shown is the 7-day effective yield as of August 31, 2017.

(h)                                 Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of August 31, 2017 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
03/14/2017	Air Methods Corp.	$21,665,336	$21,650,790	1.14%
01/30/2015	Casa Ley CVR	6,316,053	2,788,673	0.15
06/24/2014	Chelsea Therapeutics CVR	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
01/18/2017	Media General, Inc. CVR	—	14,634	0.00
01/30/2015	PDC CVR	197,902	—	0.00
11/29/2016	Starz, Class A	17,703,490	19,315,391	1.02
			$43,769,488	2.31%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (18.40%)
Banks - (1.40%)
Associated Banc-Corp	(103,779)	$(2,272,760)
First Financial Bancorp	(106,249)	(2,544,664)
Simmons First National Corp., Class A	(58,151)	(3,035,482)
South State Corp.	(226,378)	(18,619,590)
		(26,472,496)
Chemicals - (0.14%)
Rayonier Advanced Materials, Inc.	(196,092)	(2,690,382)

Commercial Services - (1.32%)
MoneyGram International, Inc.	(215,309)	(3,393,270)
Vantiv, Inc., Class A	(306,061)	(21,635,452)
		(25,028,722)
Electric - (0.30%)
Avista Corp.	(108,100)	(5,556,340)

Electrical Components & Equipment - (0.19%)
Littelfuse, Inc.	(19,313)	(3,595,308)

Food - (0.72%)
Tesco Plc	(5,841,705)	(13,665,028)

Gas - (1.47%)
WGL Holdings, Inc.	(330,205)	(27,823,073)

Healthcare - Products - (1.33%)
Becton Dickinson and Co.	(126,170)	(25,163,345)

Internet - (1.35%)
Liberty Ventures, Series A	(415,615)	(25,585,260)

Media - (0.26%)
Discovery Communications, Inc.	(58,850)	(1,236,438)
Sinclair Broadcast Group, Inc., Class A	(123,543)	(3,737,176)
		(4,973,614)
Oil & Gas - (0.35%)
Nabors Industries Ltd.	(1,018,395)	(6,670,487)

Pipelines - (1.54%)
Andeavor Logistics LP	(399,886)	(19,894,328)
Pembina Pipeline Corp.	(285,480)	(9,201,658)
		(29,095,986)
Real Estate Investment Trusts - (0.85%)
Digital Realty Trust, Inc.	(135,751)	(16,064,773)

Retail - (1.05%)
Cabela’s, Inc.	(88,903)	(4,774,091)
Liberty Interactive Corp. QVC Group, Class A	(679,995)	(15,041,490)
		(19,815,581)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (18.40%) (Continued)
Savings & Loans - (3.63%)
Sterling Bancorp	(3,059,264)	$(68,680,477)

Semiconductors - (0.21%)
Xcerra Corp.	(393,821)	(3,867,322)

Telecommunications - (2.29%)
AT&T, Inc.	(683,568)	(25,606,458)
CenturyLink, Inc.	(892,789)	(17,605,799)
		(43,212,257)
TOTAL COMMON STOCKS (Proceeds $351,919,663)		(347,960,451)

EXCHANGE-TRADED FUNDS - (1.44%)
Equity Funds - (1.44%)
Utilities Select Sector SPDR® Fund	(123,190)	(6,771,754)
VanEck Vectors Semiconductor ETF	(232,201)	(20,568,365)
		(27,340,119)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $26,177,650)		(27,340,119)

RIGHTS - 0.00%
Chelsea Therapeutics CVR, Expires 03/31/2018(a)	(1,100)	—

TOTAL RIGHTS (Proceeds $0)		—

TOTAL SECURITIES SOLD SHORT (Proceeds $378,097,313)		$(375,300,570)

Portfolio Footnotes

(a)                                 Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2017, the total market value of these securities was $0, representing 0.00% of net assets.

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Becton Dickinson and Co.	09/2017	$185.00	$(1,116,864)	(56)	$(80,360)
Cabela’s, Inc.	09/2017	55.00	(2,685,000)	(500)	(81,250)
Calpine Corp.	12/2017	15.00	(4,630,500)	(3,150)	(31,500)
Kite Pharma, Inc.	11/2017	180.00	(10,679,400)	(600)	(27,000)
NXP Semiconductors N.V.	10/2017	115.00	(2,620,672)	(232)	(16,240)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options (Continued)
Time Warner, Inc.	09/2017	$100.00	$(4,468,620)	(442)	$(87,295)

TOTAL WRITTEN CALL OPTIONS (Premiums received $351,707)					(323,645)

Written Put Options
Time Warner, Inc.	09/2017	100.00	(4,771,920)	(472)	(31,860)

TOTAL WRITTEN PUT OPTIONS (Premiums received $44,900)					(31,860)

TOTAL WRITTEN OPTIONS (Premiums received $396,607)					$(355,505)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Punch Taverns Plc	Paid 1 Month-LIBOR plus 45 bps	07/31/2018	$—	$—	$16,164	$(887,500)	$16,164
Goldman Sachs & Co.	Sky Plc	Paid 1 Month-LIBOR plus 45 bps	07/31/2018	—	—	—	(7,810,874)	—
Morgan Stanley & Co.	Sky Plc	Paid 1 Month-LIBOR plus 50 bps	07/31/2018	—	—	—	(12,476,393)	—
							$(21,174,767)	$16,164

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	59,900	USD	47,612	Goldman Sachs	09/15/2017	$49
USD	4,712,009	AUD	5,928,100	Goldman Sachs	09/15/2017	5,425
CAD	110,764,200	USD	88,711,871	Goldman Sachs	09/15/2017	4,411,296
EUR	26,073,800	USD	31,055,461	Goldman Sachs	09/15/2017	735,617
GBP	628,900	USD	813,497	Goldman Sachs	09/15/2017	3,697
USD	12,949,849	GBP	10,011,305	Goldman Sachs	09/15/2017	129,237
NZD	73,500	USD	52,763	Goldman Sachs	09/15/2017	66
USD	5,223,512	NZD	7,276,500	Goldman Sachs	09/15/2017	73,883
SGD	178,900	USD	131,947	Goldman Sachs	09/15/2017	460
						$5,359,730

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	111,121	AUD	139,800	Goldman Sachs	09/15/2017	$(239)
USD	105,779,969	CAD	132,075,150	Goldman Sachs	09/15/2017	(5,450,875)
CHF	116,200	USD	121,252	Goldman Sachs	09/15/2017	(798)
USD	121,252	CHF	116,200	Goldman Sachs	09/15/2017	(434)
USD	92,465,921	EUR	77,633,300	Goldman Sachs	09/15/2017	(4,488,655)
GBP	169,315	USD	219,012	Goldman Sachs	09/15/2017	(2,553)
USD	17,765,751	GBP	13,734,395	Goldman Sachs	09/15/2017	(180,662)
NZD	2,817,500	USD	2,022,571	Goldman Sachs	09/15/2017	(82,164)
USD	4,911,894	SGD	6,659,800	Goldman Sachs	09/15/2017	(33,392)
						$(10,239,772)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	6.06%
United Kingdom	3.48%
France	3.23%
Canada	2.88%
Israel	0.71%
Hong Kong	0.34%
Australia	0.25%
Singapore	0.25%
New Zealand	0.17%
United States	90.55%
Liabilities in Excess of Other Assets	(7.92)%
100.00%

(a)                                        These percentages represent long positions only and are not net of short positions.

Abbreviations:

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

MLP - Master Limited Partnership

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SGD - Singapore dollar

SPDR - Standard & Poor’s Depositary Receipt

USD — United States dollar

The following table summarizes The Arbitrage Fund’s investments and derivative financial instruments categorized in the fair value disclosure hierarchy as of August 31, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Advertising	$44,937,977	$—	$—	$44,937,977
Aerospace & Defense	15,983,927	—	—	15,983,927
Auto Parts & Equipment	14,113,560	—	—	14,113,560
Banks	24,654,145	—	—	24,654,145
Biotechnology	20,668,733	—	—	20,668,733
Chemicals	38,109,104	—	—	38,109,104
Commercial Services	155,481,447	34,341,988	—	189,823,435
Computers & Computer Services	34,994,102	—	—	34,994,102
Diversified Financial Services	80,240,249	—	—	80,240,249
Electric	64,955,941	—	—	64,955,941
Food	16,735,685	—	—	16,735,685
Forest Products & Paper	8,493,704	—	—	8,493,704
Healthcare - Products	170,236,203	—	—	170,236,203
Healthcare - Services	—	—	21,650,790	21,650,790
Insurance	63,848,462	—	—	63,848,462
Internet	45,395,402	—	—	45,395,402
Leisure Time	52,984,325	—	—	52,984,325
Media	128,376,392	—	19,315,391	147,691,783
Oil & Gas	24,557,694	—	—	24,557,694
Oil & Gas Services	6,590,382	—	—	6,590,382
Pharmaceuticals	111,538,469	—	—	111,538,469
Pipelines	12,677,477	—	—	12,677,477
Real Estate	4,750,264	—	—	4,750,264
Real Estate Investment Trusts	113,500,263	—	—	113,500,263
Retail	127,702,595	—	—	127,702,595
Savings & Loans	73,009,237	—	—	73,009,237
Semiconductors	121,538,264	—	—	121,538,264
Software	2,816,537	—	—	2,816,537
Telecommunications	140,588,950	—	—	140,588,950
Rights	—	14,634	2,788,673	2,803,307
Purchased Options	413,669	—	—	413,669
Short-Term Investments	243,255,708	—	—	243,255,708
TOTAL	$1,963,148,867	$34,356,622	$43,754,854	$2,041,260,343

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$5,359,730	$—	$5,359,730
Equity Swaps	16,164	—	—	16,164
Liabilities
Common Stocks***	(347,960,451)	—	—	(347,960,451)
Exchange-Traded Funds	(27,340,119)	—	—	(27,340,119)
Written Options	(355,505)	—	—	(355,505)
Forward Foreign Currency Exchange Contracts	—	(10,239,772)	—	(10,239,772)
TOTAL	$(375,639,911)	$(4,880,042)	$—	$(380,519,953)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.
***	Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2017:

Investments in Securities	Balance as of May 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017	Net change in Unrealized Appreciation (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at August 31, 2017

Common Stocks	$39,982,759	$—	$983,422	$—	$—	$—	$—	$40,966,181	$983,422
Rights	2,722,705	—	65,968	—	—	—	—	2,788,673	65,968
Total	$42,705,464	$—	$1,049,390	$—	$—	$—	$—	$43,754,854	$1,049,390

Other Financial Instruments	Balance as of May 31, 2017	Realized Gain/(Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at August 31, 2017

Rights	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—	$—

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of August 31, 2017:

Investments in Securities	Fair Value at August 31, 2017	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$40,966,181	Deal Value	Final determination on Dissent	$10.75 - $37.0427	$23.15
Rights	2,788,673	Discounted, probability adjusted value	Discount Rate, Probability	10%, 0%-83%	10%, 83%
Rights (Short)	—	Discounted, probability adjusted value	Discount Rate, Probability	10%, 0%	10%, 0%

The Arbitrage Event-Driven Fund	Portfolio of Investments
August 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 77.22%
Aerospace & Defense - 3.47%
Rockwell Collins, Inc.(a)	25,803	$3,381,483
Zodiac Aerospace	44,435	1,285,678
		4,667,161
Agriculture - 0.76%
British American Tobacco Plc, Sponsored ADR	16,341	1,015,103

Auto Parts & Equipment - 0.55%
Federal-Mogul Holdings LLC(b)(c)(d)	73,488	734,880

Banks - 0.80%
CIT Group, Inc.(e)	23,902	1,072,005

Biotechnology - 0.20%
Paratek Pharmaceuticals, Inc.(b)	9,430	265,926

Chemicals - 4.32%
Ashland Global Holdings, Inc.	17,077	1,059,628
Clariant AG(b)	48,186	1,162,755
Huntsman Corp.(e)	30,095	799,624
Monsanto Co.(a)(e)	23,724	2,780,453
		5,802,460
Commercial Services - 7.02%
Advisory Board Co. (The)(a)(b)	48,384	2,576,448
PAREXEL International Corp.(b)(e)	66,259	5,823,503
Rent-A-Center, Inc.(e)	85,628	1,036,099
		9,436,050
Computers & Computer Services - 2.71%
Affecto OYJ	144,904	779,705
Brocade Communications Systems, Inc.	149,084	1,845,660
Conduent, Inc.(a)(b)	59,423	981,074
International Business Machines Corp.	248	35,471
		3,641,910
Diversified Financial Services - 5.07%
CME Group, Inc.(e)	2,338	294,121
Fortress Investment Group LLC, Class A MLP(e)	510,197	4,061,168
Intercontinental Exchange, Inc.	4,508	291,532
Worldpay Group Plc(f)	400,775	2,161,071
		6,807,892
Electrical Components & Equipment - 1.00%
General Cable Corp.	79,244	1,343,186

Healthcare - Products - 7.53%
CR Bard, Inc.(e)	18,600	5,967,066
VWR Corp.(b)	125,539	4,145,298
		10,112,364
Healthcare - Services - 2.46%
Aetna, Inc.(e)	10,126	1,596,870

	Shares	Value
COMMON STOCKS - 77.22% (Continued)
Healthcare - Services - 2.46% (Continued)
Air Methods Corp.(b)(c)(d)	158,779	$1,706,874
		3,303,744
Insurance - 2.09%
Fidelity & Guaranty Life(e)	46,806	1,462,688
MetLife, Inc.(e)	28,721	1,345,004
		2,807,692
Internet - 4.55%
8x8, Inc.(b)	153,398	2,170,582
WebMD Health Corp.(b)	59,282	3,938,696
		6,109,278
Leisure Time - 1.13%
ClubCorp Holdings, Inc.	89,025	1,513,425

Lodging - 0.29%
Wyndham Worldwide Corp.	3,854	384,167

Media - 9.55%
Scripps Networks Interactive, Inc., Class A(e)	13,619	1,166,467
Sky Plc	42,333	523,322
Starz, Class A(b)(c)(d)	45,487	1,684,961
TEGNA, Inc.	79,613	1,004,716
Time Warner, Inc.(a)(e)	66,156	6,688,372
Tribune Media Co., Class A(e)	43,807	1,755,346
		12,823,184
Mining - 0.26%
Constellium N.V., Class A(b)	30,896	349,125

Oil & Gas - 0.37%
Ensco Plc, Class A(e)	117,322	498,618

Pharmaceuticals - 4.30%
Akorn, Inc.(b)	68,997	2,270,001
Bayer AG	3,544	453,538
Neuroderm Ltd.(b)(e)	25,307	980,646
VCA, Inc.(b)	22,331	2,075,890
		5,780,075
Real Estate Investment Trusts - 1.59%
JBG SMITH Properties(b)(e)	65,164	2,132,818

Retail - 0.64%
Jack in the Box, Inc.(a)(e)	9,125	854,282

Savings & Loans - 0.04%
Astoria Financial Corp.	2,713	53,148

Semiconductors - 7.33%
Intel Corp.	1,179	41,348
NXP Semiconductors N.V.(a)(b)(e)	75,444	8,522,154

	Shares	Value
COMMON STOCKS - 77.22% (Continued)
Semiconductors - 7.33% (Continued)
Rambus, Inc.(b)(e)	98,891	$1,282,616
		9,846,118
Software - 0.06%
CA, Inc.	1,145	37,991
Oracle Corp.	975	49,072
		87,063
Telecommunications - 7.86%
Altaba, Inc.(b)(e)	105,733	6,775,371
Gigamon, Inc.(b)(e)	15,598	669,934
Straight Path Communications, Inc., Class B(b)(e)	17,461	3,116,963
		10,562,268
Transportation - 1.27%
Knight Transportation, Inc.(e)	22,631	883,740
Norfolk Southern Corp.	6,815	821,344
		1,705,084
TOTAL COMMON STOCKS (Cost $100,138,217)		103,709,026

EXCHANGE-TRADED FUNDS - 0.33%
Equity Fund - 0.33%
Technology Select Sector SPDR® Fund	7,517	442,225

TOTAL EXCHANGE-TRADED FUNDS (Cost $411,443)		442,225

RIGHTS - 0.30%
Casa Ley CVR, Expires 01/30/2018(b)(c)(d)	891,084	399,295
Chelsea Therapeutics CVR, Expires 03/31/2018(b)(c)(d)	434,520	—
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(b)(c)(d)	34,500	—
PDC CVR(b)(c)(d)	891,084	—

TOTAL RIGHTS (Cost $932,698)		399,295

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 15.22%
Computers & Computer Services - 1.22%
NeuStar, Inc.	01/15/2023	4.500%	$1,603,000	$1,643,075

Forest Products & Paper - 1.04%
Tembec Industries, Inc.(f)	12/15/2019	9.000%	1,355,000	1,395,650

Insurance - 1.39%
Ambac Assurance Corp.(f)	06/07/2020	5.100%	1,432,914	1,859,206

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 15.22% (Continued)
Oil & Gas - 1.48%
Atwood Oceanics, Inc.	02/01/2020	6.500%	$2,037,000	$1,988,621

Pharmaceuticals - 0.85%
Valeant Pharmaceuticals International, Inc.(f)	10/15/2020	6.375%	1,155,000	1,143,796

Retail - 2.64%
Rite Aid Corp.(e)	03/15/2020	9.250%	3,429,000	3,549,015

Telecommunications - 6.60%
Avaya, Inc.(f)(g)
	04/01/2019	7.000%	3,242,000	2,731,385
	03/01/2021	10.500%	1,583,000	51,448
Intelsat Jackson Holdings SA	10/15/2020	7.250%	1,747,000	1,662,926
Intelsat Jackson Holdings SA(f)	07/15/2025	9.750%	801,000	815,017
West Corp.(e)(f)	07/15/2022	5.375%	3,568,000	3,608,140
				8,868,916
TOTAL CORPORATE BONDS (Cost $20,205,094)				20,448,279

CONVERTIBLE CORPORATE BONDS - 1.32%
Electric - 1.32%
EnerNOC, Inc.	08/15/2019	2.250%	1,775,000	1,770,563

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,766,040)				1,770,563

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.03%
Call Options Purchased - 0.00%(h)
Discovery Communications, Inc.:
	09/2017	$25.00	$90,343	43	$108
	12/2017	25.00	90,343	43	1,075
NXP Semiconductors N.V.:
	10/2017	110.00	112,960	10	3,950
	12/2017	110.00	22,592	2	1,080
Time, Inc.	10/2017	17.50	127,555	97	242
Whole Foods Market, Inc.	09/2017	44.00	—	27	0

TOTAL CALL OPTIONS PURCHASED (Cost $13,773)					6,455

Put Options Purchased - 0.03%
AT&T, Inc.	10/2017	37.00	408,314	109	8,938
Becton Dickinson and Co.	09/2017	175.00	79,776	4	30
Calpine Corp.	09/2017	12.00	335,160	228	1,710
Monsanto Co.	01/2018	105.00	703,200	60	9,090

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.03% (Continued)
Put Options Purchased - 0.03% (Continued)
Rockwell Collins, Inc.	09/2017	$125.00	$3,381,090	258	$23,865

TOTAL PUT OPTIONS PURCHASED (Cost $72,125)					43,633

TOTAL PURCHASED OPTIONS (Cost $85,898)					50,088

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 5.79%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.911	%(i)	7,771,421	7,771,421

TOTAL SHORT-TERM INVESTMENTS (Cost $7,771,421)				7,771,421

Total Investments - 100.21% (Cost $131,310,811)				134,590,897

Liabilities in Excess of Other Assets - (0.21)%(j)				(285,719)

NET ASSETS - 100.00%				$134,305,178

Portfolio Footnotes

(a)	Underlying security for a written/purchased call/put option.
(b)	Non-income-producing security.
(c)

Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2017, the total market value of these securities was $4,526,010, representing 3.37% of net assets.

(d)	Security considered illiquid. On August 31, 2017, the total market value of these securities was $4,526,010, representing 3.37% of net assets.
(e)

Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At August 31, 2017, the aggregate market value of those securities was $54,627,557, representing 40.67% of net assets.

(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2017, these securities had a total value of $13,765,713 or 10.25% of net assets.

(g)	Security in default on interest payments.
(h)	Less than 0.005% of net assets.
(i)	Rate shown is the 7-day effective yield as of August 31, 2017.
(j)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of August 31, 2017 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
03/06/2017	Air Methods Corp.	$1,695,010	$1,706,874	1.27%
01/30/2015	Casa Ley CVR	904,361	399,295	0.30
06/24/2014	Chelsea Therapeutics CVR	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
01/18/2017	Federal-Mogul Holdings LLC	736,295	734,880	0.55
01/30/2015	PDC CVR	28,337	—	0.00
11/29/2016	Starz, Class A	1,544,347	1,684,961	1.25
			$4,526,010	3.37%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.96%)
Biotechnology - (0.11%)
Cambrex Corp.	(2,752)	$(143,379)

Chemicals - (2.03%)
Chemours Co. (The)	(2,706)	(132,783)
Eastman Chemical Co.	(6,060)	(522,372)
International Flavors & Fragrances, Inc.	(2,316)	(316,945)
Olin Corp.	(11,740)	(378,380)
Platform Specialty Products Corp.	(28,517)	(333,079)
Sensient Technologies Corp.	(3,856)	(278,210)
Versum Materials, Inc.	(20,658)	(762,900)
		(2,724,669)
Commercial Services - (1.76%)
Aaron’s, Inc.	(5,017)	(222,102)
MoneyGram International, Inc.	(15,326)	(241,538)
Vantiv, Inc., Class A	(26,932)	(1,903,823)
		(2,367,463)
Computers & Computer Services - (1.19%)
CGI Group, Inc., Class A	(5,348)	(271,946)
Convergys Corp.	(4,558)	(107,113)
DXC Technology Co.	(7,134)	(606,390)
Genpact Ltd.	(9,508)	(270,503)
Infosys Ltd., Sponsored ADR	(16,638)	(249,570)
Sykes Enterprises, Inc.	(3,552)	(94,696)
		(1,600,218)
Diversified Financial Services - (0.55%)
CBOE Holdings, Inc.	(7,301)	(736,598)

Entertainment - (0.53%)
Marriott Vacations Worldwide Corp.	(6,079)	(707,352)

Healthcare - Products - (1.34%)
Becton Dickinson and Co.	(9,007)	(1,796,356)

Healthcare - Services - (0.93%)
Anthem, Inc.	(1,547)	(303,274)
UnitedHealth Group, Inc.	(4,760)	(946,764)
		(1,250,038)
Insurance - (0.93%)
Aflac, Inc.	(5,219)	(430,828)
Prudential Financial, Inc.	(3,881)	(396,172)
Unum Group	(8,903)	(428,947)
		(1,255,947)
Internet - (4.15%)
Alibaba Group Holding Ltd., Sponsored ADR	(30,974)	(5,319,475)
Symantec Corp.	(8,736)	(261,905)
		(5,581,380)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.96%) (Continued)
Media - (0.63%)
Discovery Communications, Inc.	(7,490)	$(157,365)
Nexstar Media Group, Inc., Class A	(4,538)	(273,188)
Sinclair Broadcast Group, Inc., Class A	(13,621)	(412,035)
		(842,588)
Miscellaneous Manufacturing - (0.28%)
Hexcel Corp.	(6,935)	(372,895)

Oil & Gas - (0.36%)
Atwood Oceanics, Inc.	(73,322)	(481,726)

Pharmaceuticals - (0.32%)
Merck KGaA	(3,143)	(345,199)
Valeant Pharmaceuticals International, Inc.	(6,711)	(90,061)
		(435,260)
Real Estate Investment Trusts - (0.92%)
Washington Real Estate Investment Trust	(37,665)	(1,237,672)

Retail - (1.00%)
Conn’s, Inc.	(10,478)	(181,793)
CVS Health Corp.	(3,381)	(261,487)
Dunkin’ Brands Group, Inc.	(3,285)	(169,375)
McDonald’s Corp.	(1,259)	(201,402)
Sonic Corp.	(6,552)	(153,382)
Wendy’s Co. (The)	(11,333)	(169,088)
Yum! Brands, Inc.	(2,683)	(206,108)
		(1,342,635)
Savings & Loans - (0.04%)
Sterling Bancorp	(2,366)	(53,117)

Semiconductors - (0.21%)
Xcerra Corp.	(28,719)	(282,021)

Software - (1.66%)
Five9, Inc.	(11,827)	(254,280)
Micro Focus International Plc, Sponsored ADR	(66,896)	(1,973,432)
		(2,227,712)
Telecommunications - (2.61%)
AT&T, Inc.	(49,982)	(1,872,326)
IDT Corp., Class B	(45,758)	(673,100)
LogMeIn, Inc.	(6,020)	(688,688)
Vonage Holdings Corp.	(32,367)	(268,646)
		(3,502,760)
Transportation - (1.35%)
CH Robinson Worldwide, Inc.	(1,900)	(134,197)
CSX Corp.	(20,340)	(1,021,068)
Heartland Express, Inc.	(7,366)	(163,304)
JB Hunt Transport Services, Inc.	(1,587)	(156,939)
Landstar System, Inc.	(1,692)	(157,948)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.96%) (Continued)
Transportation - (1.35)% (Continued)
Werner Enterprises, Inc.	(5,517)	$(182,613)
		(1,816,069)
Trucking & Leasing - (0.06%)
GATX Corp.	(681)	(41,255)
Greenbrier Cos., Inc. (The)	(932)	(39,983)
		(81,238)
TOTAL COMMON STOCKS (Proceeds $29,534,997)		(30,839,093)

EXCHANGE-TRADED FUNDS - (4.36%)
Equity Funds - (4.36%)
Consumer Staples Select Sector SPDR® Fund	(9,541)	(521,988)
First Trust Dow Jones Internet Index Fund	(7,747)	(778,728)
iShares® Russell 2000 Growth ETF	(4,556)	(774,338)
Materials Select Sector SPDR® Fund	(7,091)	(390,501)
SPDR® S&P® Regional Banking ETF	(8,672)	(451,118)
VanEck Vectors Semiconductor ETF	(19,351)	(1,714,112)
Vanguard REIT ETF	(14,532)	(1,221,269)
		(5,852,054)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $5,767,429)		(5,852,054)

RIGHTS - 0.00%
Chelsea Therapeutics CVR, Expires 03/31/2018(a)	(200)	—

TOTAL RIGHTS (Proceeds $0)		—

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (1.00%)
Retail - (0.66%)
L Brands, Inc.	02/15/2022	5.625%	$(840,000)	$(887,250)

Telecommunications - (0.34%)
Intelsat Luxembourg SA	06/01/2021	7.750%	(728,000)	(461,152)

TOTAL CORPORATE BONDS (Proceeds $1,314,163)				(1,348,402)

TOTAL SECURITIES SOLD SHORT (Proceeds $36,616,589)				$(38,039,549)

Portfolio Footnotes

(a)	Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2017, the total market value of these securities was $0, representing 0.00% of net assets.

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Advisory Board Co. (The)	09/2017	$55.00	$(1,054,350)	(198)	$(495)
Alibaba Group Holding Ltd.:
	09/2017	175.00	(206,088)	(12)	(2,496)
	09/2017	180.00	(274,784)	(16)	(1,304)
Becton Dickinson and Co.	09/2017	185.00	(79,776)	(4)	(5,740)
Conduent, Inc.:
	09/2017	17.50	(325,247)	(197)	(1,970)
	10/2017	17.50	(26,416)	(16)	(640)
Jack in the Box, Inc.	09/2017	100.00	(505,548)	(54)	(540)
Marriott Vacations Worldwide Corp.	10/2017	120.00	(69,816)	(6)	(1,830)
NXP Semiconductors N.V.	10/2017	115.00	(192,032)	(17)	(1,190)
Rockwell Collins, Inc.	09/2017	135.00	(1,690,545)	(129)	(13,868)
Time Warner, Inc.	09/2017	100.00	(323,520)	(32)	(6,320)

TOTAL WRITTEN CALL OPTIONS (Premiums received $63,439)					(36,393)

Written Put Options
Jack in the Box, Inc.:
	09/2017	90.00	(131,068)	(14)	(595)
	10/2017	90.00	(131,068)	(14)	(2,030)
LogMeIn, Inc.	09/2017	105.00	(228,800)	(20)	(600)
Marriott Vacations Worldwide Corp.	10/2017	105.00	(69,816)	(6)	(825)
Time Warner, Inc.	09/2017	100.00	(323,520)	(32)	(2,160)

TOTAL WRITTEN PUT OPTIONS (Premiums received $8,192)					(6,210)

TOTAL WRITTEN OPTIONS (Premiums received $71,631)					$(42,603)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co.	Imagination Technologies Group Plc	Paid 1 Month-LIBOR plus 50 bps	07/31/2018	$—	$—	$—	$(349,061)	$—
Goldman Sachs & Co.	Sky Plc	Paid 1 Month-LIBOR plus 45 bps	07/31/2018	—	—	—	(539,356)	—
Morgan Stanley & Co.	Sky Plc	Paid 1 Month-LIBOR plus 50 bps	07/31/2018	—	—	—	(1,347,472)	—
Goldman Sachs & Co.	Micro Focus International Plc	Paid Paid 1 Month LIBOR plus 40 bps Paid 1 Month	08/23/2018	—	—	—	(560,113)	—
Morgan Stanley & Co.	Micro Focus International Plc	Paid 1 Month-LIBOR plus 40 bps	08/24/2018	—	—	—	(960,433)	—
Goldman Sachs & Co.	Revolution Bars Group Plc	Paid 1 Month-LIBOR Plus 90 bps	08/25/2018	—	—	—	(166,063)	—
							$(3,922,498)	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	6,615,100	USD	5,298,082	Goldman Sachs	09/15/2017	$286,179
CHF	51,400	USD	53,635	Goldman Sachs	09/15/2017	278
USD	55,617	CHF	53,300	Goldman Sachs	09/15/2017	271
EUR	976,000	USD	1,162,474	Goldman Sachs	09/15/2017	27,952
USD	45,022	EUR	37,800	Goldman Sachs	09/15/2017	167
USD	280,521	GBP	216,867	Goldman Sachs	09/15/2017	2,535
						$317,382

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	278,400	USD	222,973	Goldman Sachs	09/15/2017	$(612)
USD	5,521,056	CAD	6,893,500	Goldman Sachs	09/15/2017	(303,240)
CHF	59,000	USD	61,566	Goldman Sachs	09/15/2017	(570)
USD	1,247,582	CHF	1,195,600	Goldman Sachs	09/15/2017	(4,808)
USD	3,329,132	EUR	2,795,100	Goldman Sachs	09/15/2017	(111,089)
GBP	12,612	USD	16,314	Goldman Sachs	09/15/2017	(190)
USD	635,521	GBP	491,311	Goldman Sachs	09/15/2017	(8,179)
						$(428,688)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	6.61%
United Kingdom	3.13%
Luxembourg	1.85%
Canada	1.04%
France	0.95%
Switzerland	0.87%
Israel	0.73%
Finland	0.58%
Germany	0.34%
United States	84.11%
Liabilities in Excess of Other Assets	(0.21)%
100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

KGaA - Kommanditgesellschaft Auf Aktien is a German corporate designation that refers to a limited partnership.

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

MLP - Master Limited Partnership

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Osakeyhtio is the Finnish equivalent of a public limited company

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

USD — United States dollar

The following table summarizes The Arbitrage Event-Driven Fund’s investments and derivative financial instruments categorized in the fair value disclosure hierarchy as of August 31, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$4,667,161	$—	$—	$4,667,161
Agriculture	1,015,103	—	—	1,015,103
Auto Parts & Equipment	—	—	734,880	734,880
Banks	1,072,005	—	—	1,072,005
Biotechnology	265,926	—	—	265,926
Chemicals	5,802,460	—	—	5,802,460
Commercial Services	9,436,050	—	—	9,436,050
Computers & Computer Services	3,641,910	—	—	3,641,910
Diversified Financial Services	6,807,892	—	—	6,807,892
Electrical Components & Equipment	1,343,186	—	—	1,343,186
Healthcare - Products	10,112,364	—	—	10,112,364
Healthcare - Services	1,596,870	—	1,706,874	3,303,744
Insurance	2,807,692	—	—	2,807,692
Internet	6,109,278	—	—	6,109,278
Leisure Time	1,513,425	—	—	1,513,425
Lodging	384,167	—	—	384,167
Media	11,138,223	—	1,684,961	12,823,184
Mining	349,125	—	—	349,125
Oil & Gas	498,618	—	—	498,618
Pharmaceuticals	5,780,075	—	—	5,780,075
Real Estate Investment Trusts	2,132,818	—	—	2,132,818
Retail	854,282	—	—	854,282
Savings & Loans	53,148	—	—	53,148
Semiconductors	9,846,118	—	—	9,846,118
Software	87,063	—	—	87,063
Telecommunications	10,562,268	—	—	10,562,268
Transportation	1,705,084	—	—	1,705,084
Exchange-Traded Funds	442,225	—	—	442,225
Rights	—	—	399,295	399,295
Corporate Bonds**	—	20,448,279	—	20,448,279
Convertible Corporate Bonds**	—	1,770,563	—	1,770,563
Purchased Options	50,088	—	—	50,088
Short-Term Investments	7,771,421	—	—	7,771,421
TOTAL	$107,846,045	$22,218,842	$4,526,010	$134,590,897

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$317,382	$—	$317,382
Liabilities
Common Stocks**	(30,839,093)	—	—	(30,839,093)
Exchange-Traded Funds	(5,852,054)	—	—	(5,852,054)
Corporate Bonds**	—	(1,348,402)	—	(1,348,402)
Written Options	(42,603)	—	—	(42,603)
Forward Foreign Currency Exchange Contracts	—	(428,688)	—	(428,688)
TOTAL	$(36,733,750)	$(1,459,708)	$—	$(38,193,458)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2017:

Investments in Securities	Balance as of May 31, 2017	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017	Net change in Unrealized Appreciation (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at August 31, 2017

Common Stock	$4,040,927	$85,788	$—	$—	$—	$—	$4,126,715	$85,788
Rights	389,849	9,446	—	0	—	—	399,295	9,446
Total	$4,430,776	$95,234	$—	$—	$—	$—	$4,526,010	$95,234

Other Financial Instruments	Balance as of May 31, 2017	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at August 31, 2017

Rights	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of August 31, 2017:

Investments in Securities	Fair Value at August 31, 2017	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$4,126,715	Deal Value	Final determination on Dissent	$10 - $37.0427	$21.34
Rights	399,295	Discounted, probability adjusted value	Discount Rate, Probability	10%, 0%-83%	10%, 83%
Rights (Short)	—	Discounted, probability adjusted value	Discount Rate, Probability	10%, 0%	10%, 0%

The Arbitrage Credit Opportunities Fund	Portfolio of Investments
August 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 1.42%
Coal - 0.65%
Peabody Energy Corp.(a)	12,850	$372,650
Oil & Gas - 0.77%
Ensco Plc, Class A	103,211	438,647

TOTAL COMMON STOCKS (Cost $993,775)		811,297

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 78.47%
Auto Parts & Equipment - 3.39%
American Axle & Manufacturing, Inc.(b)	10/15/2022	6.625%	$1,875,000	$1,938,281

Coal - 1.75%
Natural Resource Partners LP / NRP Finance Corp.(b)	10/01/2018	9.125%	994,000	998,970
Peabody Energy Corp.(c)(d)(e)	03/15/2022	10.000%	750,000	—
				998,970
Computers & Computer Services - 2.20%
NeuStar, Inc.	01/15/2023	4.500%	1,226,000	1,256,650

Entertainment - 2.29%
Scientific Games International, Inc.	12/01/2022	10.000%	1,177,000	1,309,413

Food - 1.62%
Simmons Foods, Inc.(b)(f)	10/01/2021	7.875%	873,000	926,471

Forest Products & Paper - 2.00%
Tembec Industries, Inc.(f)	12/15/2019	9.000%	1,108,000	1,141,240

Healthcare - Services - 8.37%
IASIS Healthcare LLC / IASIS Capital Corp.	05/15/2019	8.375%	1,825,000	1,825,000
Kindred Healthcare, Inc.
	04/15/2022	6.375%	797,000	725,270
	01/15/2023	8.750%	1,222,000	1,182,285
Tenet Healthcare Corp.(f)	01/01/2022	7.500%	977,000	1,055,160
				4,787,715
Insurance - 1.88%
Ambac Assurance Corp.(f)	06/07/2020	5.100%	826,966	1,072,988

Leisure Time - 1.95%
ClubCorp Club Operations, Inc.(f)	12/15/2023	8.250%	1,000,000	1,116,250

Lodging - 2.42%
Caesars Entertainment Operating Co., Inc.(b)(c)	12/15/2018	10.000%	1,500,000	1,383,750

Machinery - Construction & Mining - 2.43%
Komatsu Mining Corp.(b)	11/15/2036	6.625%	1,035,000	1,392,330

Media - 6.38%
CCO Holdings LLC / CCO Holdings Capital Corp.(b)(f)	05/01/2027	5.125%	1,600,000	1,648,000

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 78.47% (Continued)
Media - 6.38% (Continued)
CSC Holdings LLC	06/01/2024	5.250%	$1,244,000	$1,276,655
Tribune Media Co.(b)	07/15/2022	5.875%	700,000	726,250
				3,650,905
Miscellaneous Manufacturing - 0.40%
LSB Industries, Inc.(b)(g)	08/01/2019	8.500%	232,000	226,780

Oil & Gas - 3.06%
Atwood Oceanics, Inc.(b)	02/01/2020	6.500%	1,792,000	1,749,440

Pharmaceuticals - 9.15%
Horizon Pharma, Inc.(b)	05/01/2023	6.625%	1,097,000	1,064,090
Nature’s Bounty Co. (The)(f)	05/15/2021	7.625%	1,000,000	1,067,500
Teva Pharmaceutical Finance Netherlands III B.V.	07/19/2019	1.700%	1,500,000	1,465,934
Valeant Pharmaceuticals International, Inc.(b)(f)
	10/15/2020	6.375%	1,020,000	1,010,106
	07/15/2021	7.500%	635,000	623,094
				5,230,724
Retail - 11.39%
JC Penney Corp., Inc.(b)
	10/01/2019	8.125%	664,000	715,460
	06/01/2020	5.650%	1,000,000	989,550
Neiman Marcus Group Ltd. LLC(b)(f)	10/15/2021	8.000%	2,100,000	1,076,250
PetSmart, Inc.(b)(f)	03/15/2023	7.125%	750,000	611,250
PetSmart, Inc.(f)	06/01/2025	5.875%	1,000,000	892,500
Rite Aid Corp.(b)	03/15/2020	9.250%	1,345,000	1,392,075
Rite Aid Corp.(b)(f)	04/01/2023	6.125%	850,000	835,125
				6,512,210
Telecommunications - 17.79%
Avaya, Inc.(c)(f)
	04/01/2019	7.000%	2,019,000	1,701,007
	03/01/2021	10.500%	986,000	32,045
Frontier Communications Corp.	09/15/2025	11.000%	811,000	707,598
Intelsat Jackson Holdings SA(b)	10/15/2020	7.250%	1,486,000	1,414,486
Intelsat Jackson Holdings SA(f)	07/15/2025	9.750%	681,000	692,918
Sprint Corp.(b)	06/15/2024	7.125%	1,500,000	1,648,125
T-Mobile USA, Inc.(b)	03/01/2025	6.375%	1,500,000	1,615,312
West Corp.(b)(f)	07/15/2022	5.375%	2,335,000	2,361,269
				10,172,760
TOTAL CORPORATE BONDS (Cost $45,006,132)				44,866,877

CONVERTIBLE CORPORATE BONDS - 24.66%
Electric - 3.49%
EnerNOC, Inc.	08/15/2019	2.250%	2,000,000	1,995,000

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 24.66% (Continued)
Internet - 9.54%
Pandora Media, Inc.(b)	12/01/2020	1.750%	$2,000,000	$1,876,250
Shutterfly, Inc.(b)	05/15/2018	0.250%	1,300,000	1,288,625
Twitter, Inc.(b)	09/15/2021	1.000%	2,500,000	2,292,187
				5,457,062
Media - 3.54%
DISH Network Corp.(b)(f)	03/15/2024	2.375%	2,000,000	2,023,750

Pharmaceuticals - 2.38%
Horizon Pharma Investment Ltd.	03/15/2022	2.500%	1,500,000	1,361,250

Retail - 1.48%
RH(b)(f)(h)	06/15/2019	0.000%	1,000,000	846,875

Semiconductors - 4.23%
NXP Semiconductors N.V.(b)	12/01/2019	1.000%	2,000,000	2,417,500

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $14,000,381)				14,101,437

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.00%(i)
Call Option Purchased - 0.00%(i)
Pandora Media, Inc.	09/2017	$10.00	$17,168	183	$275

TOTAL CALL OPTIONS PURCHASED (Cost $12,927)					275

TOTAL PURCHASED OPTIONS (Cost $12,927)					$275

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 0.05%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.916	%(j)	28,358	28,358

TOTAL SHORT-TERM INVESTMENTS (Cost $28,358)				28,358

Total Investments - 104.60% (Cost $60,041,573)	59,808,244

Liabilities in Excess of Other Assets - (4.60)%(k)	(2,631,435)

NET ASSETS - 100.00%	$57,176,809

Portfolio Footnotes

(a)                                 Non-income-producing security.

(b)                                 Security, or a portion of security, is being held as collateral for short sales or written option contracts. At August 31, 2017, the aggregate market value of those securities was $31,063,403, representing 54.33% of net assets.

(c)                                  Security in default on interest payments.

(d)                                 Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2017, the total market value of these securities was $0, representing 0.0% of net assets.

(e)                                  Security considered illiquid. On August 31, 2017, the total market value of these securities was $0, representing 0.0% of net assets.

(f)                                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2017, these securities had a total value of $20,733,798 or 36.26% of net assets.

(g)                                 Interest rate will change at a future date. Interest rate shown reflects the rate in effect at August 31, 2017.

(h)                                 Represents a zero coupon bond.

(i)                                    Less than 0.005% of net assets.

(j)                                    Rate shown is the 7-day effective yield as of August 31, 2017.

(k)                                  Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of August 31, 2017 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
04/05/2017	Peabody Energy Corp.	$—	$—	0.00%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (7.79%)
Coal - (0.60%)
Arch Coal, Inc., Class A	(4,311)	$(344,319)

Entertainment - (0.92%)
Scientific Games Corp., Class A	(15,000)	(528,000)

Internet - (0.55%)
Pandora Media, Inc.	(30,500)	(257,725)
Twitter, Inc.	(3,200)	(54,112)
		(311,837)
Lodging - (1.72%)
Caesars Entertainment Corp.	(84,600)	(981,360)

Media - (1.46%)
DISH Network Corp., Class A	(14,600)	(836,434)

Oil & Gas - (0.74%)
Atwood Oceanics, Inc.	(64,503)	(423,785)

Pharmaceuticals - (0.64%)
Horizon Pharma Plc	(20,900)	(285,912)
Valeant Pharmaceuticals International, Inc.	(5,852)	(78,534)
		(364,446)
Retail - (0.24%)
Rite Aid Corp.	(57,300)	(138,666)

Semiconductors - (0.92%)
NXP Semiconductors N.V.	(4,656)	(525,942)

TOTAL COMMON STOCKS (Proceeds $4,567,323)		(4,454,789)

EXCHANGE-TRADED FUNDS - (10.22%)
Debt Fund - (10.22%)
SPDR Bloomberg Barclays High Yield Bond ETF	(156,800)	(5,842,368)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $5,793,049)		(5,842,368)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (16.59%)
Auto Parts & Equipment - (2.58%)
American Axle & Manufacturing, Inc.	04/01/2027	6.500%	$(1,500,000)	$(1,477,500)

Food - (1.67%)
Albertsons Companies LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC	06/15/2024	6.625%	(1,000,000)	(954,500)

Healthcare - Services - (3.84%)
Select Medical Corp.	06/01/2021	6.375%	(250,000)	(257,740)
SP Finco LLC	07/01/2025	6.750%	(1,000,000)	(943,750)

SCHEDULE OF SECURITIES SOLD SHORT	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (16.59%) (Continued)
Healthcare - Services - (3.84)% (Continued)
Tenet Healthcare Corp.	06/15/2023	6.750%	(1,000,000)	$(992,100)
				(2,193,590)
Retail - (7.82%)
Coach, Inc.	04/01/2025	4.250%	(1,500,000)	(1,571,323)
L Brands, Inc.	10/15/2023	5.625%	(1,000,000)	(1,050,000)
L Brands, Inc.	02/15/2022	5.625%	(689,000)	(727,756)
Nordstrom, Inc.	10/15/2021	4.000%	(1,082,000)	(1,120,705)
				(4,469,784)
Telecommunications - (0.68%)
Intelsat Luxembourg SA	06/01/2021	7.750%	(619,000)	(392,105)

TOTAL CORPORATE BONDS (Proceeds $9,454,299)				(9,487,479)

TOTAL SECURITIES SOLD SHORT (Proceeds $19,814,671)				$(19,784,636)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
DISH Network Corp.	09/2017	$55.00	$(2,429)	(24)	$(1,020)

TOTAL WRITTEN PUT OPTIONS (Premiums received $2,380)					(1,020)

TOTAL WRITTEN OPTIONS (Premiums received $2,380)					$(1,020)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	6.79%
Luxembourg	3.68%
Canada	2.00%
United Kingdom	0.77%
United States	91.36%
Liabilities in Excess of Other Assets	(4.60)%
100.00%

(a)                                        These percentages represent long positions only and are not net of short positions.

Abbreviations:

B.V. - Besloten Vennootschap is the Dutch term for private limited liability company.

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SPDR - Standard & Poor’s Depositary Receipt

The following table summarizes The Arbitrage Credit Opportunities Fund’s investments and derivative financial instruments categorized in the fair value disclosure hierarchy as of August 31, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$811,297	$—	$—	$811,297
Corporate Bonds
Auto Parts & Equipment	—	1,938,281	—	1,938,281
Coal	—	998,970	—	998,970
Computers & Computer Services	—	1,256,650	—	1,256,650
Entertainment	—	1,309,413	—	1,309,413
Food	—	926,471	—	926,471
Forest Products & Paper	—	1,141,240	—	1,141,240
Healthcare - Services	—	4,787,715	—	4,787,715
Insurance	—	1,072,988	—	1,072,988
Leisure Time	—	1,116,250	—	1,116,250
Lodging	—	1,383,750	—	1,383,750
Machinery - Construction & Mining	—	1,392,330	—	1,392,330
Media	—	3,650,905	—	3,650,905
Miscellaneous Manufacturing	—	226,780	—	226,780
Oil & Gas	—	1,749,440	—	1,749,440
Pharmaceuticals	—	5,230,724	—	5,230,724
Retail	—	6,512,210	—	6,512,210
Telecommunications	—	10,172,760	—	10,172,760
Convertible Corporate Bonds**	—	14,101,437	—	14,101,437
Purchased Options	275	—	—	275
Short-Term Investments	28,358	—	—	28,358
TOTAL	$839,930	$58,968,314	$—	$59,808,244

Other Financial Instruments***
Liabilities
Common Stocks**	(4,454,789)	—	—	(4,454,789)
Exchange-Traded Funds	(5,842,368)	—	—	(5,842,368)
Corporate Bonds**	—	(9,487,479)	—	(9,487,479)
Written Options	(1,020)	—	—	(1,020)
TOTAL	$(10,298,177)	$(9,487,479)	$—	$(19,785,656)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2017:

Investments in Securities	Balance as of May 31, 2017	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017	Net change in Unrealized Depreciation included in the Statement of Operations attributable to Level 3 investments held at August 31, 2017

Corporate Bonds	$—	$0	$—	$—	$—	$—	$—	$0	$0
Total	$—	$0	$—	$—	$—	$—	$—	$0	$0

The Arbitrage Tactical Equity Fund	Portfolio of Investments
August 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 87.39%
Aerospace & Defense - 5.01%
Rockwell Collins, Inc.(a)(b)	803	$105,233

Agriculture - 1.47%
British American Tobacco Plc, Sponsored ADR(b)	497	30,874

Auto Parts & Equipment - 1.31%
Federal-Mogul Holdings LLC(c)(d)(e)	2,755	27,550

Banks - 1.52%
CIT Group, Inc.(b)	711	31,888

Biotechnology - 0.40%
Paratek Pharmaceuticals, Inc.(c)	295	8,319

Chemicals - 8.67%
Ashland Global Holdings, Inc.(b)	519	32,204
Clariant AG(c)	1,454	35,086
Huntsman Corp.(b)	898	23,860
Monsanto Co.(a)(b)	776	90,947
		182,097
Commercial Services - 7.51%
Advisory Board Co. (The)(a)(b)(c)	1,514	80,620
Herc Holdings, Inc.(b)(c)	1,060	44,753
Rent-A-Center, Inc.(b)	2,676	32,380
		157,753
Computers & Computer Services - 2.81%
Brocade Communications Systems, Inc.(b)	2,277	28,189
Conduent, Inc.(a)(c)	1,795	29,636
International Business Machines Corp.	8	1,144
		58,969
Diversified Financial Services - 2.91%
CME Group, Inc.(b)	71	8,932
Intercontinental Exchange, Inc.(b)	138	8,925
Worldpay Group Plc(f)	8,042	43,364
		61,221
Electric - 3.01%
Calpine Corp.(a)(c)	4,304	63,269

Electrical Components & Equipment - 1.94%
General Cable Corp.(b)	2,399	40,663

Healthcare - Services - 3.60%
Aetna, Inc.(b)	308	48,571
Air Methods Corp.(c)(d)(e)	2,513	27,015
		75,586
Insurance - 1.95%
MetLife, Inc.(b)	873	40,883

	Shares	Value
COMMON STOCKS - 87.39% (Continued)
Internet - 3.13%
8x8, Inc.(b)(c)	4,645	$65,727

Lodging - 0.54%
Wyndham Worldwide Corp.	115	11,463

Media - 6.84%
Kabel Deutschland Holding AG(b)	46	6,243
Scripps Networks Interactive, Inc., Class A(b)	414	35,459
Starz, Class A(c)(d)(e)	474	17,558
TEGNA, Inc.(b)	2,488	31,399
Time Warner, Inc.(b)	525	53,077
		143,736
Mining - 0.52%
Constellium N.V., Class A(b)(c)	967	10,927

Pharmaceuticals - 2.90%
Bayer AG(b)	104	13,309
Celesio AG(b)	1,527	47,536
		60,845
Real Estate Investment Trusts - 3.09%
JBG SMITH Properties(b)(c)	1,982	64,871

Retail - 1.82%
Jack in the Box, Inc.(a)	284	26,588
Perfumania Holdings, Inc.(c)	6,419	11,683
		38,271
Semiconductors - 8.08%
Intel Corp.(b)	36	1,262
NXP Semiconductors N.V.(b)(c)	1,145	129,339
Rambus, Inc.(b)(c)	3,010	39,040
		169,641
Software - 0.13%
CA, Inc.	35	1,161
Oracle Corp.(b)	30	1,510
		2,671
Telecommunications - 15.73%
Altaba, Inc.(b)(c)	3,139	201,147
Gigamon, Inc.(b)(c)	488	20,960
Straight Path Communications, Inc., Class B(b)(c)	607	108,355
		330,462
Transportation - 2.50%
Knight Transportation, Inc.(b)	704	27,491

	Shares	Value
COMMON STOCKS - 87.39% (Continued)
Transportation - 2.50% (Continued)
Norfolk Southern Corp.(b)	207	$24,948
		52,439
TOTAL COMMON STOCKS (Cost $1,748,158)		1,835,358

EXCHANGE-TRADED FUNDS - 0.64%
Equity Fund - 0.64%
Technology Select Sector SPDR® Fund(b)	228	13,413

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,486)		13,413

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 0.62%
Telecommunications - 0.62%
West Corp.(b)(f)	07/15/2022	5.375%	$13,000	$13,146

TOTAL CORPORATE BONDS & NOTES (Cost $13,022)				13,146

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(c) - 0.09%
Call Options Purchased - 0.03%
Discovery Communications, Inc.:
	09/2017	$25.00	$2,101	1	$3
	12/2017	25.00	2,101	1	25
Time, Inc.	10/2017	17.50	30,330	3	7
United Rentals, Inc.	10/2017	120.00	11,806	1	555

TOTAL CALL OPTIONS PURCHASED (Cost $539)					590

Put Options Purchased - 0.06%
AT&T, Inc.	10/2017	37.00	3,746	1	82
Calpine Corp.	09/2017	12.00	10,290	7	53
Monsanto Co.	01/2018	105.00	23,440	2	303
Rockwell Collins, Inc.	09/2017	125.00	104,840	8	740

TOTAL PUT OPTIONS PURCHASED (Cost $1,460)					1,178

TOTAL PURCHASED OPTIONS (Cost $1,999)					1,768

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 13.15%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.911	%(g)	$276,131	$276,131

TOTAL SHORT-TERM INVESTMENTS (Cost $276,131)				276,131

Total Investments - 101.89% (Cost $2,051,796)				2,139,816

Liabilities in Excess of Other Assets - (1.89)%(h)				(39,639)

NET ASSETS - 100.00%				$2,100,177

Portfolio Footnotes

(a)	Underlying security for a written/purchased call/put option.
(b)

Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At August 31, 2017, the aggregate market value of those securities was $1,295,112, representing 61.67% of net assets.

(c)	Non-income-producing security.
(d)	Security considered illiquid. On August 31, 2017, the total market value of these securities was $72,123, representing 3.43% of net assets.
(e)	Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2017, the total market value of these securities was $72,123, representing 3.43% of net assets.
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2017, these securities had a total value of $56,510 or 2.69% of net assets.

(g)	Rate shown is the 7-day effective yield as of August 31, 2017.
(h)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of August 31, 2017 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
03/06/2017	Air Methods Corp.	$26,653	$27,015	1.29%
11/17/2016	Federal-Mogul Holdings LLC	27,445	27,550	1.31
11/29/2016	Starz, Class A	16,093	17,558	0.83
			$72,123	3.43%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (39.92%)
Biotechnology - (0.21%)
Cambrex Corp.	(84)	$(4,376)

Chemicals - (3.94%)
Chemours Co. (The)	(82)	(4,024)
Eastman Chemical Co.	(182)	(15,688)
International Flavors & Fragrances, Inc.	(70)	(9,580)
Olin Corp.	(352)	(11,345)
Platform Specialty Products Corp.	(893)	(10,430)
Sensient Technologies Corp.	(117)	(8,442)
Versum Materials, Inc.	(627)	(23,155)
		(82,664)
Commercial Services - (3.90%)
Aaron’s, Inc.	(152)	(6,729)
United Rentals, Inc.	(313)	(36,953)
Vantiv, Inc., Class A	(540)	(38,172)
		(81,854)
Computers & Computer Services - (2.31%)
CGI Group, Inc., Class A	(162)	(8,238)
Convergys Corp.	(138)	(3,243)
DXC Technology Co.	(217)	(18,445)
Genpact Ltd.	(287)	(8,165)
Infosys Ltd., Sponsored ADR	(503)	(7,545)
Sykes Enterprises, Inc.	(107)	(2,853)
		(48,489)
Diversified Financial Services - (1.07%)
CBOE Holdings, Inc.	(223)	(22,499)

Entertainment - (1.01%)
Marriott Vacations Worldwide Corp.	(182)	(21,178)

Healthcare - Services - (1.81%)
Anthem, Inc.	(47)	(9,214)
UnitedHealth Group, Inc.	(145)	(28,840)
		(38,054)
Insurance - (1.82%)
Aflac, Inc.	(159)	(13,126)
Prudential Financial, Inc.	(118)	(12,045)
Unum Group	(271)	(13,057)
		(38,228)
Internet - (7.89%)
Alibaba Group Holding Ltd., Sponsored ADR	(919)	(157,829)
Symantec Corp.	(266)	(7,975)
		(165,804)
Media - (0.78%)
Discovery Communications, Inc.	(228)	(4,790)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (39.92%) (Continued)
Media - (0.78)% (Continued)
Nexstar Media Group, Inc., Class A	(137)	$(8,248)
Sinclair Broadcast Group, Inc., Class A	(108)	(3,267)
		(16,305)
Miscellaneous Manufacturing - (0.53%)
Hexcel Corp.	(208)	(11,184)

Pharmaceuticals - (0.49%)
Merck KGaA	(93)	(10,214)

Real Estate Investment Trusts - (2.21%)
Seritage Growth Properties, Class A	(180)	(8,651)
Washington Real Estate Investment Trust	(1,146)	(37,657)
		(46,308)
Retail - (2.87%)
Cabela’s, Inc.	(353)	(18,956)
Conn’s, Inc.	(316)	(5,482)
CVS Health Corp.	(103)	(7,966)
Dunkin’ Brands Group, Inc.	(102)	(5,259)
McDonald’s Corp.	(39)	(6,239)
Sonic Corp.	(204)	(4,776)
Wendy’s Co. (The)	(353)	(5,267)
Yum! Brands, Inc.	(83)	(6,376)
		(60,321)
Software - (3.29%)
Five9, Inc.	(358)	(7,697)
Micro Focus International Plc, Sponsored ADR	(2,082)	(61,419)
		(69,116)
Telecommunications - (3.03%)
AT&T, Inc.	(384)	(14,385)
IDT Corp., Class B	(1,378)	(20,270)
LogMeIn, Inc.	(183)	(20,935)
Vonage Holdings Corp.	(980)	(8,134)
		(63,724)
Transportation - (2.65%)
CH Robinson Worldwide, Inc.	(59)	(4,167)
CSX Corp.	(618)	(31,024)
Heartland Express, Inc.	(229)	(5,077)
JB Hunt Transport Services, Inc.	(49)	(4,846)
Landstar System, Inc.	(53)	(4,947)
Werner Enterprises, Inc.	(172)	(5,693)
		(55,754)
Trucking & Leasing - (0.11%)
GATX Corp.	(20)	(1,212)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (39.92%) (Continued)
Trucking & Leasing - (0.11)% (Continued)
Greenbrier Cos., Inc. (The)	(28)	$(1,201)
		(2,413)
TOTAL COMMON STOCKS (Proceeds $795,678)		(838,485)

EXCHANGE-TRADED FUNDS - (7.33%)
Equity Funds - (7.33%)
Consumer Staples Select Sector SPDR® Fund	(290)	(15,866)
First Trust Dow Jones Internet Index Fund	(235)	(23,622)
iShares® Russell 2000 Growth ETF	(138)	(23,454)
Materials Select Sector SPDR® Fund	(213)	(11,730)
SPDR® S&P® Regional Banking ETF	(258)	(13,421)
VanEck Vectors Semiconductor ETF	(324)	(28,700)
Vanguard REIT ETF	(442)	(37,146)
		(153,939)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $152,216)		(153,939)

TOTAL SECURITIES SOLD SHORT (Proceeds $947,894)		$(992,424)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Advisory Board Co. (The)	09/2017	$55.00	$(31,950)	(6)	$(15)
Alibaba Group Holding Ltd.	09/2017	180.00	(17,174)	(1)	(82)
Conduent, Inc.	09/2017	17.50	(9,906)	(6)	(60)
Jack in the Box, Inc.	09/2017	100.00	(9,362)	(1)	(10)
Rockwell Collins, Inc.	09/2017	135.00	(52,420)	(4)	(430)
United Rentals, Inc.	09/2017	120.00	(11,806)	(1)	(200)

TOTAL WRITTEN CALL OPTIONS (Premiums received $1,568)					(797)

Written Put Options
Jack in the Box, Inc.	10/2017	90.00	(9,362)	(1)	(145)
United Rentals, Inc.	09/2017	105.00	(11,806)	(1)	(22)

TOTAL WRITTEN PUT OPTIONS (Premiums received $223)					(167)

TOTAL WRITTEN OPTIONS (Premiums received $1,791)					$(964)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co.	Imagination Technologies Group Plc	Paid 1 Month-LIBOR plus 50 bps	08/30/2018	$—	$—	$—	$(10,925)	$—
Morgan Stanley & Co.	Micro Focus International Plc	Paid 1 Month-LIBOR plus 40 bps	08/31/2018	—	—	—	(47,324)	—
							$(58,249)	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	101,170	USD	81,027	Goldman Sachs	09/15/2017	$4,232
CHF	1,500	USD	1,565	Goldman Sachs	09/15/2017	8
USD	1,565	CHF	1,500	Goldman Sachs	09/15/2017	8
EUR	68,190	USD	81,217	Goldman Sachs	09/15/2017	1,669
USD	4,837	GBP	3,739	Goldman Sachs	09/15/2017	13
						$5,930

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	4,860	USD	3,892	Goldman Sachs	09/15/2017	$(17)
USD	84,919	CAD	106,030	Goldman Sachs	09/15/2017	(4,658)
CHF	1,500	USD	1,564	Goldman Sachs	09/15/2017	(16)
USD	36,520	CHF	35,000	Goldman Sachs	09/15/2017	(140)
USD	138,246	EUR	116,070	Goldman Sachs	09/15/2017	(6,174)
GBP	550	USD	711	Goldman Sachs	09/15/2017	(8)
USD	2,115	GBP	1,635	Goldman Sachs	09/15/2017	(8)
						$(11,021)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	6.68%
United Kingdom	3.53%
Germany	3.20%
Switzerland	1.67%
United States	86.81%
Liabilities in Excess of Other Assets	(1.89)%
100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

KGaA - Kommanditgesellschaft Auf Aktien is a German corporate designation that refers to a limited partnership.

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

USD — United States dollar

The following table summarizes The Arbitrage Tactical Equity Fund’s investments and derivative financial instruments categorized in the fair value disclosure hierarchy as of August 31, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$105,233	$—	$—	$105,233
Agriculture	30,874	—	—	30,874
Auto Parts & Equipment	—	—	27,550	27,550
Banks	31,888	—	—	31,888
Biotechnology	8,319	—	—	8,319
Chemicals	182,097	—	—	182,097
Commercial Services	157,753	—	—	157,753
Computers & Computer Services	58,969	—	—	58,969
Diversified Financial Services	61,221	—	—	61,221
Electric	63,269	—	—	63,269
Electrical Components & Equipment	40,663	—	—	40,663
Healthcare - Services	48,571	—	27,015	75,586
Insurance	40,883	—	—	40,883
Internet	65,727	—	—	65,727
Lodging	11,463	—	—	11,463
Media	126,178	—	17,558	143,736
Mining	10,927	—	—	10,927
Pharmaceuticals	60,845	—	—	60,845
Real Estate Investment Trusts	64,871	—	—	64,871
Retail	38,271	—	—	38,271
Semiconductors	169,641	—	—	169,641
Software	2,671	—	—	2,671
Telecommunications	330,462	—	—	330,462
Transportation	52,439	—	—	52,439
Exchange-Traded Funds	13,413	—	—	13,413
Corporate Bonds**	—	13,146	—	13,146
Purchased Options	1,768	—	—	1,768
Short-Term Investments	276,131	—	—	276,131
TOTAL	$2,054,547	$13,146	$72,123	$2,139,816

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$5,930	$—	$5,930
Liabilities
Common Stocks**	(838,485)	—	—	(838,485)
Exchange-Traded Funds	(153,939)	—	—	(153,939)
Written Options	(964)	—	—	(964)
Forward Foreign Currency Exchange Contracts	—	(11,021)	—	(11,021)
TOTAL	$(993,388)	$(5,091)	$—	$(998,479)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2017:

Investments in Securities	Balance as of May 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at August 31, 2017

Common Stock	$71,229	$—	$894	$—	$—	$—	$—	$72,123	$894
Total	$71,229	$—	$894	$—	$—	$—	$—	$72,123	$894

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of August 31, 2017:

Investments in Securities	Fair Value at August 31, 2017	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$72,123	Deal Value	Final determination on Dissent	$10 - $37.0427	$16.86

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The four series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), The Arbitrage Credit Opportunities Fund (the “Credit Opportunities Fund”) and The Arbitrage Tactical Equity Fund (the “Tactical Equity Fund”), each a “Fund” and collectively the “Funds”, which offer four classes of shares. The Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Tactical Equity Fund is a non-diversified series of the trust. The Funds’ investments are managed by Water Island Capital, LLC (the “Adviser”).

Fund	Commencement of Operations
Arbitrage Fund
Class R shares	September 18, 2000
Class I shares	October 17, 2003
Class C shares	June 1, 2012
Class A shares	June 1, 2013
Event-Driven Fund
Class R shares	October 1, 2010
Class I shares	October 1, 2010
Class C shares	June 1, 2012
Class A shares	June 1, 2013
Credit Opportunities Fund
Class R shares	October 1, 2012
Class I shares	October 1, 2012
Class C shares	October 1, 2012
Class A shares	June 1, 2013
Tactical Equity Fund
Class R shares	January 2, 2015
Class I shares	January 2, 2015
Class C shares	January 2, 2015
Class A shares	January 2, 2015

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Tactical Equity Fund is to seek to achieve capital appreciation by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Arbitrage Fund purchased without a front end sales charge prior to April 3, 2017 (determined on a first-in, first-out basis) are subject to a deferred sales charge of up to 0.50% if redeemed within 12 months of purchase. Class A shares of the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 - Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security’s primary exchange and the time the Funds calculate their net asset value (“NAV”), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and ask prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Pricing Committee, which is under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the period ended August 31, 2017, there were no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended August 31, 2017, there were no transfers between Level 1 and 2 securities. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund’s Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation —  Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short.  The interest rebate expense is charged for the duration of time that a security is sold short.

Securities Lending — To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 102% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The Arbitrage Fund lent out securities during the period ended August 31, 2017. The Funds had no securities on loan as of August 31, 2017.

Loan Participations and Assignments — The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at August 31, 2017 are disclosed in the Portfolio of Investments.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of August 31, 2017, the aggregate cost of investments and derivatives, gross unrealized appreciation/(depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Aggregate Cost of Investments for Income Tax Purposes
Arbitrage Fund	$59,075,152	$(38,573,019)	$20,502,133	$1,640,238,257
Event-Driven Fund	5,988,403	(4,213,555)	1,774,848	94,622,591
Credit Opportunities Fund	1,563,396	(1,765,330)	(201,934)	40,224,522
Tactical Equity Fund	126,560	(87,334)	39,226	1,102,111

Item 2 — Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)         There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	October 26, 2017

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer

Date:	October 26, 2017